INCOME TAXES - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 6,705	$ 4,113
Deferred	(973)	(1,587)
Income tax expense	$ 5,732	$ 2,526